UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7561

Name of Fund:  BlackRock Global Value Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Global Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments


BlackRock Global Value Fund, Inc.


Schedule of Investments as of March 31, 2007                                                                    (in U.S. dollars)

                                                    Shares
                    Industry                          Held   Common Stocks                                              Value
Africa

South               Diversified Telecommunication    110,000 Telkom SA Ltd.                                       $     2,517,058
Africa - 0.9%       Services - 0.3%

                    Oil, Gas & Consumable              9,600 Sasol Ltd.                                                   320,309
                    Fuels - 0.1%

                    Wireless Telecommunication       300,000 MTN Group Ltd.                                             4,073,334
                    Services - 0.5%

                                                             Total Common Stocks in Africa - 0.9%                       6,910,701


Europe

Austria - 0.1%      Diversified Telecommunication     29,700 Telekom Austria AG                                           742,312
                    Services - 0.1%

                                                             Total Common Stocks in Austria                               742,312


Belgium - 0.2%      Leisure Equipment &               65,879 AGFA-Gevaert NV                                            1,486,389
                    Products - 0.2%

                                                             Total Common Stocks in Belgium                             1,486,389


Denmark - 0.4%      Commercial Banks - 0.4%           67,407 Danske Bank A/S                                            3,136,052

                                                             Total Common Stocks in Denmark                             3,136,052


Finland - 0.3%      Electric Utilities - 0.3%         89,468 Fortum Oyj                                                 2,609,020

                                                             Total Common Stocks in Finland                             2,609,020


France - 3.8%       Aerospace & Defense - 0.2%        52,700 European Aeronautic Defense and Space Co.                  1,634,665

                    Automobiles - 0.5%                31,293 Renault SA                                                 3,659,817

                    Commercial Banks - 1.1%           33,809 BNP Paribas SA                                             3,531,340
                                                      51,324 Credit Agricole SA                                         2,001,293
                                                      18,814 Societe Generale SA                                        3,251,402
                                                                                                                  ---------------
                                                                                                                        8,784,035

                    Diversified Telecommunication     78,000 France Telecom SA                                          2,059,953
                    Services - 0.3%

                    Electric Utilities - 0.4%         40,289 Electricite de France SA                                   3,377,734

                    Insurance - 0.3%                  47,851 AXA SA                                                     2,028,869

                    Machinery - 0.3%                  10,503 Vallourec (c)                                              2,687,940

                    Oil, Gas & Consumable             75,516 Total SA                                                   5,291,033
                    Fuels - 0.7%

                                                             Total Common Stocks in France                             29,524,046


Germany - 3.9%      Air Freight & Logistics - 0.4%    97,556 Deutsche Post AG                                           2,953,044

                    Automobiles - 0.4%                47,928 Bayerische Motoren Werke AG                                2,827,956

                    Chemicals - 1.1%                  37,645 BASF AG                                                    4,238,262
                                                      66,035 Bayer AG                                                   4,220,086
                                                                                                                  ---------------
                                                                                                                        8,458,348

                    Construction &                    23,094 Hochtief AG                                                2,341,515
                    Engineering - 0.3%

                    Industrial Conglomerates - 0.4%   29,871 Siemens AG                                                 3,193,039

                    Insurance - 0.8%                  20,542 Allianz AG Registered Shares                               4,217,944
                                                      13,163 Muenchener Rueckversicherungs AG
                                                             Registered Shares                                          2,226,275
                                                                                                                  ---------------
                                                                                                                        6,444,219

                    Multi-Utilities - 0.5%            36,121 RWE AG                                                     3,821,080

                                                             Total Common Stocks in Germany                            30,039,201


Hungary - 0.3%      Oil, Gas & Consumable             17,850 Mol Magyar Olaj- es Gazipari Rt.                           2,058,997
                    Fuels - 0.3%

                                                             Total Common Stocks in Hungary                             2,058,997


Ireland - 0.7%      Commercial Banks - 0.3%           92,930 Allied Irish Banks Plc                                     2,755,909

                    Construction Materials - 0.4%     70,698 CRH Plc                                                    3,019,296

                                                             Total Common Stocks in Ireland                             5,775,205


Italy - 2.1%        Commercial Banks - 1.0%          488,433 Banca Intesa SpA                                           3,709,948
                                                     410,927 UniCredito Italiano SpA                                    3,911,159
                                                                                                                  ---------------
                                                                                                                        7,621,107

                    Diversified Telecommunication    654,555 Telecom Italia SpA                                         1,867,684
                    Services - 0.6%                1,107,467 Telecom Italia SpA (RNC)                                   2,741,336
                                                                                                                  ---------------
                                                                                                                        4,609,020

                    Oil, Gas & Consumable            125,892 ENI SpA                                                    4,096,674
                    Fuels - 0.5%

                                                             Total Common Stocks in Italy                              16,326,801


Netherlands - 0.3%  Metals & Mining - 0.3%            51,138 Arcelor Mittal                                             2,715,419

                                                             Total Common Stocks in the Netherlands                     2,715,419


Norway - 0.7%       Diversified Telecommunication     65,700 Telenor ASA                                                1,167,366
                    Services - 0.2%

                    Industrial                        15,317 Orkla ASA                                                  1,079,798
                    Conglomerates - 0.1%

                    Oil, Gas & Consumable            103,627 Statoil ASA                                                2,821,557
                    Fuels - 0.4%

                                                             Total Common Stocks in Norway                              5,068,721


Spain - 1.1%        Commercial Banks - 1.0%          160,302 Banco Bilbao Vizcaya Argentaria SA                         3,935,867
                                                     239,553 Banco Santander Central Hispano SA                         4,275,275
                                                                                                                  ---------------
                                                                                                                        8,211,142

                    Transportation                    30,000 Cintra Concesiones de Infraestructuras de
                    Infrastructure - 0.1%                    Transporte SA                                                561,856

                                                             Total Common Stocks in Spain                               8,772,998


Sweden - 0.4%       Diversified Financial            119,917 Investor AB                                                2,850,751
                    Services - 0.4%

                                                             Total Common Stocks in Sweden                              2,850,751


Switzerland - 2.6%  Capital Markets - 1.1%            62,416 Credit Suisse Group                                        4,479,015
                                                      63,170 UBS AG                                                     3,753,342
                                                                                                                  ---------------
                                                                                                                        8,232,357

                    Food Products - 0.2%               4,900 Nestle SA Registered Shares                                1,908,345

                    Insurance - 0.5%                  40,604 Swiss Reinsurance Registered Shares                        3,709,043

                    Pharmaceuticals - 0.8%             9,600 Novartis AG (b)                                              524,448
                                                      98,671 Novartis AG Registered Shares                              5,659,687
                                                                                                                  ---------------
                                                                                                                        6,184,135

                                                             Total Common Stocks in Switzerland                        20,033,880


Turkey - 0.2%       Commercial Banks - 0.0%                0 Akbank T.A.S.                                                      1

                    Wireless Telecommunication        58,610 Turkcell Iletisim Hizmet AS                                  298,942
                    Services - 0.2%                  115,000 Turkcell Iletisim Hizmet AS (b)                            1,523,750
                                                                                                                  ---------------
                                                                                                                        1,822,692

                                                             Total Common Stocks in Turkey                              1,822,693


United              Aerospace & Defense - 0.5%       398,827 BAE Systems Plc                                            3,610,217
Kingdom - 5.5%
                    Beverages - 0.3%                  25,000 Diageo Plc (b)                                             2,023,750

                    Commercial Banks - 0.8%          179,211 Barclays Plc                                               2,542,675
                                                     186,229 HBOS Plc                                                   3,836,940
                                                                                                                  ---------------
                                                                                                                        6,379,615

                    Diversified Financial             65,500 Guinness Peat Group Plc                                      106,681
                    Services - 0.0%

                    Food Products - 0.6%              75,000 Premier Foods Plc                                            432,065
                                                     147,024 Unilever Plc                                               4,429,497
                                                                                                                  ---------------
                                                                                                                        4,861,562

                    Insurance - 0.7%                 161,220 Aviva Plc                                                  2,374,661
                                                     220,907 Prudential Plc                                             3,119,050
                                                                                                                  ---------------
                                                                                                                        5,493,711

                    Oil, Gas & Consumable            185,021 Royal Dutch Shell Plc Class B                              6,156,808
                    Fuels - 0.8%

                    Pharmaceuticals - 0.7%           213,717 GlaxoSmithKline Plc                                        5,875,251

                    Tobacco - 0.4%                   111,380 British American Tobacco Plc                               3,482,748

                    Wireless Telecommunication     1,926,972 Vodafone Group Plc                                         5,138,137
                    Services - 0.7%

                                                             Total Common Stocks in the United Kingdom                 43,128,480

                                                             Total Common Stocks in Europe - 22.6%                    176,090,965


Latin America

Brazil - 2.5%       Diversified Telecommunication     90,137 Tele Norte Leste Participacoes SA                          2,611,842
                    Services - 0.3%

                    Food Products - 0.1%              35,500 Cosan SA Industria e Comercio (c)                            642,698

                    Household Durables - 0.0%          9,400 Gafisa SA                                                    118,624

                    Metals & Mining - 0.6%           124,800 Companhia Vale do Rio Doce
                                                             (Common Shares) (b)(e)                                     4,616,352

                    Oil, Gas & Consumable            113,200 Petroleo Brasileiro SA (b)(e)                             10,114,420
                    Fuels - 1.3%

                    Wireless Telecommunication       328,000 Vivo Participacoes SA (b)(e)                               1,151,280
                    Services - 0.2%

                                                             Total Common Stocks in Brazil                             19,255,216


Chile - 0.2%        Commercial Banks - 0.2%           25,200 Banco Santander Chile SA (b)                               1,256,724

                                                             Total Common Stocks in Chile                               1,256,724


Mexico - 0.2%       Construction Materials - 0.2%     42,400 Cemex, SA de CV (b)(c)(e)                                  1,388,600

                                                             Total Common Stocks in Mexico                              1,388,600


Peru - 0.0%         Metals & Mining - 0.0%             4,900 Southern Copper Corp. (e)                                    351,134

                                                             Total Common Stocks in Peru                                  351,134

                                                             Total Common Stocks in Latin America - 2.9%               22,251,674


Middle East

Egypt - 0.3%        Wireless Telecommunication        31,000 Orascom Telecom Holding SAE (b)                            2,150,042
                    Services - 0.3%

                                                             Total Common Stocks in Egypt                               2,150,042


Israel - 0.3%       Communications                   233,300 ECI Telecom Ltd. (b)(c)                                    1,913,060
                    Equipment - 0.2%

                    Pharmaceuticals - 0.1%            13,700 Teva Pharmaceutical Industries Ltd. (b)                      512,791

                                                             Total Common Stocks in Israel                              2,425,851

                                                             Total Common Stocks in the Middle East - 0.6%              4,575,893


North America

Canada - 1.0%       Communications                    55,000 Nortel Networks Corp. (c)                                  1,322,750
                    Equipment - 0.2%

                    Metals & Mining - 0.4%           225,000 GPJ Acquisition Co. Ltd. (c)                                 204,634
                                                     215,926 Kinross Gold Corp. (c)                                     2,981,256
                                                                                                                  ---------------
                                                                                                                        3,185,890

                    Oil, Gas & Consumable             16,600 Petro-Canada Inc.                                            649,190
                    Fuels - 0.2%                      16,300 Suncor Energy, Inc. (b)                                    1,244,505
                                                                                                                  ---------------
                                                                                                                        1,893,695

                    Road & Rail - 0.2%                25,000 Canadian Pacific Railway Ltd. (USD)                        1,411,250

                                                             Total Common Stocks in Canada                              7,813,585


United              Aerospace & Defense - 0.2%           500 Boeing Co.                                                    44,455
States - 34.5%                                         5,300 General Dynamics Corp.                                       404,920
                                                         500 Lockheed Martin Corp.                                         48,510
                                                         600 Northrop Grumman Corp.                                        44,532
                                                         800 Raytheon Co.                                                  41,968
                                                      19,900 Spirit Aerosystems Holdings, Inc. Class A (c)                633,815
                                                                                                                  ---------------
                                                                                                                        1,218,200

                    Air Freight & Logistics - 0.1%     3,700 FedEx Corp.                                                  397,491

                    Airlines - 0.0%                    1,100 AMR Corp. (c)                                                 33,495
                                                       1,100 Continental Airlines, Inc. Class B (c)                        40,029
                                                         600 US Airways Group, Inc. (c)                                    27,288
                                                                                                                  ---------------
                                                                                                                          100,812

                    Automobiles - 0.1%                14,875 General Motors Corp.                                         455,770

                    Beverages - 0.4%                  38,100 The Coca-Cola Co.                                          1,828,800
                                                      29,500 Constellation Brands, Inc. Class A (c)                       624,810
                                                       1,400 Pepsi Bottling Group, Inc.                                    44,646
                                                      11,800 PepsiAmericas, Inc.                                          263,376
                                                                                                                  ---------------
                                                                                                                        2,761,632

                    Biotechnology - 0.1%              32,600 Senomyx, Inc. (c)                                            403,588

                    Capital Markets - 0.6%               700 American Capital Strategies Ltd.                              31,017
                                                         800 Ameriprise Financial, Inc.                                    45,712
                                                      48,500 The Bank of New York Co., Inc.                             1,966,675
                                                         200 The Bear Stearns Cos., Inc.                                   30,070
                                                         200 The Goldman Sachs Group, Inc.                                 41,326
                                                       3,000 Mellon Financial Corp.                                       129,420
                                                         500 Morgan Stanley                                                39,380
                                                      33,500 Northern Trust Corp.                                       2,014,690
                                                       4,900 State Street Corp.                                           317,275
                                                                                                                  ---------------
                                                                                                                        4,615,565

                    Chemicals - 0.1%                  17,300 E.I. du Pont de Nemours & Co.                                855,139

                    Commercial Banks - 0.1%            1,100 National City Corp.                                           40,975
                                                       3,800 Wachovia Corp.                                               209,190
                                                      21,200 Wells Fargo & Co.                                            729,916
                                                                                                                  ---------------
                                                                                                                          980,081

                    Commercial Services &                600 Avery Dennison Corp.                                          38,556
                    Supplies - 0.0%

                    Communications                   454,100 3Com Corp. (c)                                             1,775,531
                    Equipment - 2.5%                   3,000 Avaya, Inc. (c)                                               35,430
                                                      40,500 Ciena Corp. (c)                                            1,131,975
                                                     261,600 Cisco Systems, Inc. (c)                                    6,678,648
                                                     202,400 Comverse Technology, Inc. (c)                              4,321,240
                                                      30,400 Extreme Networks, Inc. (c)                                   128,592
                                                      18,500 JDS Uniphase Corp. (c)                                       281,755
                                                     136,300 Motorola, Inc.                                             2,408,421
                                                      65,600 QUALCOMM, Inc.                                             2,798,496
                                                                                                                  ---------------
                                                                                                                       19,560,088

                    Computers & Peripherals - 1.4%    41,000 Apple Computer, Inc. (c)                                   3,809,310
                                                      35,600 Hewlett-Packard Co.                                        1,428,984
                                                      44,000 International Business Machines Corp.                      4,147,440
                                                         600 Lexmark International, Inc. Class A (c)                       35,076
                                                     227,300 Sun Microsystems, Inc. (c)                                 1,366,073
                                                                                                                  ---------------
                                                                                                                       10,786,883

                    Construction &                    81,900 Foster Wheeler Ltd. (c)                                    4,782,141
                    Engineering - 0.6%

                    Consumer Finance - 0.1%           10,200 SLM Corp.                                                    417,180

                    Containers & Packaging - 0.2%     35,600 Crown Holdings, Inc. (c)                                     870,776
                                                      46,700 Smurfit-Stone Container Corp. (c)                            525,842
                                                                                                                  ---------------
                                                                                                                        1,396,618

                    Diversified Financial             41,700 Bank of America Corp.                                      2,127,534
                    Services - 1.2%                      500 CIT Group, Inc.                                               26,460
                                                     129,800 Citigroup, Inc.                                            6,663,932
                                                      11,800 JPMorgan Chase & Co.                                         570,884
                                                                                                                  ---------------
                                                                                                                        9,388,810

                    Diversified Telecommunication     93,540 AT&T Inc.                                                  3,688,282
                    Services - 1.2%                   23,200 Cincinnati Bell, Inc. (c)                                    109,040
                                                       4,800 Embarq Corp.                                                 270,480
                                                      42,600 General Communication, Inc. Class A (c)                      596,400
                                                       4,300 Qwest Communications International Inc. (c)                   38,657
                                                     111,800 Verizon Communications, Inc.                               4,239,456
                                                      24,300 Windstream Corp.                                             356,967
                                                                                                                  ---------------
                                                                                                                        9,299,282

                    Electric Utilities - 0.4%            800 Edison International                                          39,304
                                                      40,000 Mirant Corp. (c)                                           1,618,400
                                                      43,500 PPL Corp.                                                  1,779,150
                                                                                                                  ---------------
                                                                                                                        3,436,854

                    Electronic Equipment &             1,200 Avnet, Inc. (c)                                               43,368
                    Instruments - 0.0%

                    Energy Equipment &                 5,250 Baker Hughes, Inc.                                           347,183
                    Services - 1.9%                   44,000 Complete Production Services, Inc. (c)                       876,040
                                                      17,700 ENSCO International, Inc.                                    962,880
                                                      33,200 GlobalSantaFe Corp.                                        2,047,776
                                                      45,900 Grant Prideco, Inc. (c)                                    2,287,656
                                                      24,000 Halliburton Co.                                              761,760
                                                      51,525 Key Energy Services, Inc. (c)                                842,434
                                                      12,500 National Oilwell Varco, Inc. (c)                             972,375
                                                       6,300 Noble Corp.                                                  495,684
                                                      32,400 Schlumberger Ltd.                                          2,238,840
                                                      29,500 Smith International, Inc.                                  1,417,475
                                                       8,600 Transocean, Inc. (c)                                         702,620
                                                      13,700 Weatherford International Ltd. (c)                           617,870
                                                                                                                  ---------------
                                                                                                                       14,570,593

                    Food & Staples                    24,369 CVS Corp./Caremark Corp.                                     831,958
                    Retailing - 0.3%                   1,800 The Kroger Co.                                                50,850
                                                      13,900 SUPERVALU Inc.                                               543,073
                                                       1,300 Safeway, Inc.                                                 47,632
                                                      11,800 Wal-Mart Stores, Inc.                                        554,010
                                                      11,800 Walgreen Co.                                                 541,502
                                                                                                                  ---------------
                                                                                                                        2,569,025

                    Food Products - 0.2%              33,000 ConAgra Foods, Inc.                                          822,030
                                                         800 Dean Foods Co. (c)                                            37,392
                                                         700 General Mills, Inc.                                           40,754
                                                      29,500 Sara Lee Corp.                                               499,140
                                                                                                                  ---------------
                                                                                                                        1,399,316

                    Health Care Equipment &           15,100 Baxter International, Inc.                                   795,317
                    Supplies - 0.1%                   23,700 Boston Scientific Corp. (c)                                  344,598
                                                                                                                  ---------------
                                                                                                                        1,139,915

                    Health Care Providers &           22,750 Aetna, Inc.                                                  996,222
                    Services - 1.2%                    8,800 AmerisourceBergen Corp.                                      464,200
                                                       4,700 Cigna Corp.                                                  670,502
                                                         600 Coventry Health Care, Inc. (c)                                33,630
                                                      16,500 HealthSouth Corp. (c)                                        346,665
                                                      14,800 Manor Care, Inc.                                             804,528
                                                       9,800 McKesson Corp.                                               573,692
                                                      15,800 Medco Health Solutions, Inc. (c)                           1,145,974
                                                      63,200 Tenet Healthcare Corp. (c)                                   406,376
                                                      10,300 Triad Hospitals, Inc. (c)                                    538,175
                                                      33,900 UnitedHealth Group, Inc.                                   1,795,683
                                                      20,300 WellPoint, Inc. (c)                                        1,646,330
                                                                                                                  ---------------
                                                                                                                        9,421,977

                    Hotels, Restaurants &             36,000 McDonald's Corp.                                           1,621,800
                    Leisure - 0.9%                    84,900 Panera Bread Co. Class A (c)                               5,014,194
                                                                                                                  ---------------
                                                                                                                        6,635,994

                    Household Products - 0.1%         15,100 The Procter & Gamble Co.                                     953,716

                    IT Services - 0.0%                 1,100 Accenture Ltd. Class A                                        42,394
                                                       1,500 Electronic Data Systems Corp.                                 41,520
                                                       1,600 Total System Services, Inc.                                   50,960
                                                                                                                  ---------------
                                                                                                                          134,874

                    Independent Power Producers &     35,600 The AES Corp. (c)                                            766,112
                    Energy Traders - 0.4%                500 Constellation Energy Group, Inc.                              43,475
                                                      71,700 Dynegy, Inc. Class A (c)                                     663,942
                                                      25,600 TXU Corp.                                                  1,640,960
                                                                                                                  ---------------
                                                                                                                        3,114,489

                    Industrial                       355,500 General Electric Co.                                      12,570,480
                    Conglomerates - 1.9%              74,100 Tyco International Ltd.                                    2,337,855
                                                                                                                  ---------------
                                                                                                                       14,908,335

                    Insurance - 3.6%                  48,100 ACE Ltd.                                                   2,744,586
                                                      16,300 The Allstate Corp.                                           978,978
                                                     135,700 American International Group, Inc.                         9,121,754
                                                      15,700 Assurant, Inc.                                               841,991
                                                       1,100 Axis Capital Holdings Ltd.                                    37,246
                                                       9,800 Bristol West Holdings, Inc.                                  217,266
                                                         900 CNA Financial Corp. (c)                                       38,781
                                                         600 Chubb Corp.                                                   31,002
                                                       8,800 Darwin Professional Underwriters, Inc. (c)                   221,320
                                                      48,600 Endurance Specialty Holdings Ltd.                          1,736,964
                                                       2,200 Everest Re Group Ltd.                                        211,574
                                                       1,100 Genworth Financial, Inc. Class A                              38,434
                                                      13,600 Hartford Financial Services Group, Inc.                    1,299,888
                                                      27,200 IPC Holdings, Ltd.                                           784,720
                                                         500 Lincoln National Corp.                                        33,895
                                                       1,100 Loews Corp.                                                   49,973
                                                         600 MBIA, Inc.                                                    39,294
                                                      17,300 Marsh & McLennan Cos., Inc.                                  506,717
                                                      21,100 Platinum Underwriters Holdings Ltd.                          676,888
                                                       7,800 Prudential Financial, Inc.                                   704,028
                                                      13,400 RenaissanceRe Holdings Ltd.                                  671,876
                                                      55,700 The Travelers Cos., Inc.                                   2,883,589
                                                      63,400 XL Capital Ltd. Class A                                    4,435,464
                                                                                                                  ---------------
                                                                                                                       28,306,228

                    Internet & Catalog Retail - 0.0%     900 IAC/InterActiveCorp (c)                                       33,939
                                                       9,800 Liberty Media Holding Corp. - Interactive (c)                233,436
                                                                                                                  ---------------
                                                                                                                          267,375

                    Internet Software &               34,700 eBay, Inc. (c)                                             1,150,305
                    Services - 0.2%                    1,900 Expedia, Inc. (c)                                             44,042
                                                                                                                  ---------------
                                                                                                                        1,194,347

                    Leisure Equipment &                1,600 Mattel, Inc.                                                  44,112
                    Products - 0.0%

                    Life Sciences Tools &              5,900 Thermo Fisher Scientific, Inc. (c)                           275,825
                    Services - 0.1%                   12,500 Waters Corp. (c)                                             725,000
                                                                                                                  ---------------
                                                                                                                        1,000,825

                    Machinery - 0.0%                     200 Cummins, Inc.                                                 28,944
                                                         600 Eaton Corp.                                                   50,136
                                                         800 SPX Corp.                                                     56,160
                                                         800 Terex Corp. (c)                                               57,408
                                                                                                                  ---------------
                                                                                                                          192,648

                    Media - 0.7%                      96,750 Comcast Corp. Class A (c)(e)                               2,510,663
                                                       4,000 Discovery Holding Co. (c)                                     76,520
                                                       5,813 Idearc, Inc.                                                 204,036
                                                       2,100 Liberty Media Holding Corp. - Capital (c)                    232,239
                                                         500 The McGraw-Hill Cos., Inc.                                    31,440
                                                         500 Omnicom Group, Inc.                                           51,190
                                                      33,000 Time Warner, Inc.                                            650,760
                                                      15,100 Viacom, Inc. Class B (c)                                     620,761
                                                      29,600 Virgin Media, Inc. (e)                                       747,400
                                                                                                                  ---------------
                                                                                                                        5,125,009

                    Metals & Mining - 1.1%            39,300 Alcoa, Inc.                                                1,332,270
                                                      21,900 Freeport-McMoRan Copper & Gold, Inc. Class B               1,449,561
                                                     127,400 Newmont Mining Corp. (e)                                   5,349,526
                                                         500 Nucor Corp.                                                   32,565
                                                         800 United States Steel Corp.                                     79,336
                                                                                                                  ---------------
                                                                                                                        8,243,258

                    Multi-Utilities - 0.1%            38,700 CMS Energy Corp.                                             688,860
                                                       2,000 CenterPoint Energy, Inc.                                      35,880
                                                         600 PG&E Corp.                                                    28,962
                                                         500 Sempra Energy                                                 30,505
                                                                                                                  ---------------
                                                                                                                          784,207

                    Multiline Retail - 0.0%            1,900 Big Lots, Inc. (c)                                            59,432
                                                       1,600 Family Dollar Stores, Inc.                                    47,392
                                                         500 JC Penney Co., Inc.                                           41,080
                                                         600 Kohl's Corp. (c)                                              45,966
                                                         800 Nordstrom, Inc.                                               42,352
                                                         200 Sears Holdings Corp. (c)                                      36,032
                                                                                                                  ---------------
                                                                                                                          272,254

                    Office Electronics - 0.0%          1,300 Xerox Corp. (c)                                               21,957

                    Oil, Gas & Consumable             12,300 Arch Coal, Inc.                                              377,487
                    Fuels - 4.2%                      43,700 Chevron Corp.                                              3,232,052
                                                      30,800 ConocoPhillips                                             2,105,180
                                                      76,400 Consol Energy, Inc.                                        2,989,532
                                                      12,000 Devon Energy Corp.                                           830,640
                                                     428,700 El Paso Corp.                                              6,203,289
                                                     115,400 Exxon Mobil Corp. (i)                                      8,706,930
                                                      55,700 Foundation Coal Holdings, Inc.                             1,912,738
                                                      16,200 Hess Corp.                                                   898,614
                                                      13,300 Marathon Oil Corp.                                         1,314,439
                                                      18,100 Murphy Oil Corp.                                             966,540
                                                      23,550 Occidental Petroleum Corp.                                 1,161,251
                                                      43,500 Peabody Energy Corp.                                       1,750,440
                                                      12,200 Stone Energy Corp. (c)                                       362,218
                                                                                                                  ---------------
                                                                                                                       32,811,350

                    Paper & Forest                    34,500 International Paper Co.                                    1,255,800
                    Products - 0.2%

                    Personal Products - 0.1%          21,000 Avon Products, Inc.                                          782,460

                    Pharmaceuticals - 2.4%            16,300 Abbott Laboratories                                          909,540
                                                      64,300 Bristol-Myers Squibb Co.                                   1,784,968
                                                      21,800 Eli Lilly & Co.                                            1,170,878
                                                      85,700 Johnson & Johnson                                          5,164,282
                                                       2,400 King Pharmaceuticals, Inc. (c)                                47,208
                                                      36,600 Merck & Co., Inc.                                          1,616,622
                                                     205,700 Pfizer, Inc.                                               5,195,982
                                                      50,500 Schering-Plough Corp.                                      1,288,255
                                                       7,400 Watson Pharmaceuticals, Inc. (c)                             195,582
                                                      29,500 Wyeth                                                      1,475,885
                                                                                                                  ---------------
                                                                                                                       18,849,202

                    Real Estate Investment             8,500 Ventas, Inc.                                                 358,105
                    Trusts (REITs) - 0.0%

                    Road & Rail - 1.6%                42,200 Burlington Northern Santa Fe Corp.                         3,394,146
                                                      23,500 Norfolk Southern Corp.                                     1,189,100
                                                      74,300 Union Pacific Corp.                                        7,545,165
                                                                                                                  ---------------
                                                                                                                       12,128,411

                    Semiconductors & Semiconductor     7,200 Agere Systems, Inc. (c)                                      162,864
                    Equipment - 0.3%                   2,300 Applied Materials, Inc.                                       42,136
                                                      86,600 Genesis Microchip, Inc. (c)                                  804,514
                                                      54,900 Intel Corp.                                                1,050,237
                                                                                                                  ---------------
                                                                                                                        2,059,751

                    Software - 2.0%                      900 BMC Software, Inc. (c)                                        27,711
                                                       7,100 Borland Software Corp. (c)                                    37,417
                                                     166,300 CA, Inc.                                                   4,308,833
                                                       1,900 Cadence Design Systems, Inc. (c)                              40,014
                                                       1,600 McAfee, Inc. (c)                                              46,528
                                                     371,200 Microsoft Corp. (i)                                       10,345,344
                                                      32,800 Novell, Inc. (c)                                             236,816
                                                      65,000 TIBCO Software, Inc. (c)                                     553,800
                                                                                                                  ---------------
                                                                                                                       15,596,463

                    Specialty Retail - 0.0%            1,250 American Eagle Outfitters, Inc.                               37,488
                                                       2,200 The Gap, Inc.                                                 37,862
                                                         800 The Sherwin-Williams Co.                                      52,832
                                                       1,100 Staples, Inc.                                                 28,424
                                                       1,300 TJX Cos., Inc.                                                35,048
                                                                                                                  ---------------
                                                                                                                          191,654

                    Textiles, Apparel & Luxury         3,700 Hanesbrands, Inc. (c)                                        108,743
                    Goods - 0.1%                     102,100 Unifi, Inc. (c)                                              294,048
                                                                                                                  ---------------
                                                                                                                          402,791

                    Thrifts & Mortgage                 1,100 Countrywide Financial Corp.                                   37,004
                    Finance - 0.1%                    18,700 Fannie Mae                                                 1,020,646
                                                                                                                  ---------------
                                                                                                                        1,057,650

                    Tobacco - 0.3%                    18,400 Alliance One International, Inc. (c)                         169,832
                                                      25,100 Altria Group, Inc.                                         2,204,031
                                                         800 Loews Corp. - Carolina Group                                  60,488
                                                                                                                  ---------------
                                                                                                                        2,434,351

                    Transportation                    96,100 Macquarie Infrastructure Co. Trust (e)                     3,776,730
                    Infrastructure - 0.5%

                    Wireless Telecommunication        28,200 Alltel Corp.                                               1,748,400
                    Services - 0.6%                  164,400 Sprint Nextel Corp.                                        3,117,024
                                                         600 Telephone & Data Systems, Inc.                                35,772
                                                                                                                  ---------------
                                                                                                                        4,901,196

                                                             Total Common Stocks in the United States                 267,844,426

                                                             Total Common Stocks in North America - 35.5%             275,658,011


Pacific Basin/Asia

Australia - 1.3%    Capital Markets - 0.3%            31,300 Macquarie Bank Ltd.                                        2,095,632

                    Metals & Mining - 0.5%            83,000 BHP Billiton Ltd.                                          2,007,274
                                                      24,000 Rio Tinto Ltd.                                             1,530,366
                                                                                                                  ---------------
                                                                                                                        3,537,640

                    Oil, Gas & Consumable             24,000 Woodside Petroleum Ltd.                                      766,833
                    Fuels - 0.1%

                    Transportation                   223,000 Macquarie Airports Group                                     719,914
                    Infrastructure - 0.4%            669,000 Macquarie Infrastructure Group                             2,078,547
                                                     501,500 Sydney Roads Group                                           547,781
                                                                                                                  ---------------
                                                                                                                        3,346,242

                                                             Total Common Stocks in Australia                           9,746,347


China - 2.1%        Diversified Telecommunication     28,700 China Communications Services Corp. Ltd. (c)                  19,431
                    Services - 0.0%

                    Food Products - 0.2%           1,775,600 Chaoda Modern Agriculture Holdings Ltd.                    1,245,317

                    Industrial                     2,502,500 Beijing Enterprises Holdings Ltd.                          6,373,552
                    Conglomerates - 0.9%             889,300 Tianjin Development Holdings Ltd.                            672,652
                                                                                                                  ---------------
                                                                                                                        7,046,204

                    Oil, Gas & Consumable          1,956,000 China Shenhua Energy Co. Ltd. Class H                      4,731,350
                    Fuels - 0.9%                   2,480,000 Yanzhou Coal Mining Co. Ltd.                               2,374,147
                                                                                                                  ---------------
                                                                                                                        7,105,497

                    Transportation                   366,000 Jiangsu Express                                              285,736
                    Infrastructure - 0.1%          1,665,000 Xiamen International Port Co. Ltd. (c)                       464,542
                                                                                                                  ---------------
                                                                                                                          750,278

                                                             Total Common Stocks in China                              16,166,727


Hong Kong - 1.1%    Commercial Banks - 0.2%           72,000 HSBC Holdings Plc Hong Kong Registered                     1,251,373

                    Computers &                    1,166,000 Lenovo Group Ltd.                                            426,795
                    Peripherals - 0.0%

                    Industrial                       130,800 Hutchison Whampoa Ltd.                                     1,258,030
                    Conglomerates - 0.2%

                    Real Estate Management &       1,518,100 Beijing Capital Land Ltd.                                    639,220
                    Development - 0.5%             1,837,000 China Resources Land Ltd.                                  2,214,698
                                                         600 Hopson Development Holdings Ltd.                               1,507
                                                     323,000 Wharf Holdings Ltd.                                        1,198,823
                                                                                                                  ---------------
                                                                                                                        4,054,248

                    Wireless Telecommunication       850,000 Hutchison Telecommunications International Ltd. (c)        1,723,171
                    Services - 0.2%

                                                             Total Common Stocks in Hong Kong                           8,713,617


India - 1.6%        IT Services - 0.2%                35,800 Infosys Technologies Ltd.                                  1,662,664

                    Oil, Gas & Consumable            280,000 Reliance Industries Ltd.                                   8,827,424
                    Fuels - 1.1%

                    Wireless Telecommunication       204,000 Reliance Communication Ventures Ltd. (c)                   1,975,465
                    Services - 0.3%

                                                             Total Common Stocks in India                              12,465,553


Indonesia - 0.3%    Commercial Banks - 0.1%          813,600 Bank Central Asia Tbk PT                                     454,724
                                                   1,018,500 Bank Mandiri Persero Tbk PT                                  279,041
                                                                                                                  ---------------
                                                                                                                          733,765

                    Diversified                    2,200,000 Indosat Tbk PT                                             1,506,849
                    Telecommunication
                    Services - 0.2%

                                                             Total Common Stocks in Indonesia                           2,240,614


Japan - 10.8%       Auto Components - 0.3%            45,000 Toyota Industries Corp.                                    2,130,855

                    Automobiles - 0.6%                12,500 Honda Motor Co., Ltd.                                        435,973
                                                     175,000 Suzuki Motor Corp.                                         4,544,297
                                                                                                                  ---------------
                                                                                                                        4,980,270

                    Beverages - 0.4%                 124,200 Coca-Cola West Holdings Co., Ltd.                          2,692,897
                                                      14,000 Kirin Brewery Co., Ltd.                                      202,206
                                                                                                                  ---------------
                                                                                                                        2,895,103

                    Building Products - 0.1%          44,700 Asahi Glass Co., Ltd.                                        629,305
                                                      10,000 Daikin Industries Ltd.                                       347,929
                                                                                                                  ---------------
                                                                                                                          977,234

                    Capital Markets - 0.1%            27,700 Nomura Holdings, Inc.                                        577,083

                    Chemicals - 0.5%                  28,200 Mitsubishi Rayon Co., Ltd.                                   187,856
                                                      30,000 Shin-Etsu Chemical Co., Ltd.                               1,830,448
                                                     220,000 Sumitomo Chemical Co., Ltd.                                1,661,575
                                                                                                                  ---------------
                                                                                                                        3,679,879

                    Commercial Banks - 0.4%          155,100 The Bank of Fukuoka Ltd.                                   1,251,698
                                                      77,000 The Bank of Yokohama Ltd.                                    574,364
                                                         155 Sumitomo Mitsui Financial Group, Inc.                      1,407,417
                                                                                                                  ---------------
                                                                                                                        3,233,479

                    Construction &                   129,000 JGC Corp.                                                  2,117,159
                    Engineering - 0.5%                53,000 Kinden Corp.                                                 475,399
                                                     291,500 Okumura Corp.                                              1,598,006
                                                                                                                  ---------------
                                                                                                                        4,190,564

                    Consumer Finance - 0.2%           41,400 Credit Saison Co., Ltd.                                    1,363,136

                    Diversified Financial            298,000 RHJ International SA (c)                                   5,971,226
                    Services - 0.8%

                    Electronic Equipment &            44,000 Murata Manufacturing Co., Ltd.                             3,211,134
                    Instruments - 0.4%

                    Food & Staples                    84,000 Seven & I Holdings Co. Ltd.                                2,559,063
                    Retailing - 0.3%

                    Gas Utilities - 0.3%             410,500 Tokyo Gas Co., Ltd.                                        2,288,684

                    Household Durables - 0.3%         96,300 Fuso Lexel, Inc.                                             886,673
                                                      19,000 Rinnai Corp.                                                 506,280
                                                         200 Sanyo Housing Nagoya Co. Ltd.                                288,527
                                                      30,000 Sekisui House Ltd.                                           466,904
                                                                                                                  ---------------
                                                                                                                        2,148,384

                    Household Products - 0.2%         51,000 Kao Corp.                                                  1,493,126

                    Insurance - 2.5%                 564,000 Aioi Insurance Co., Ltd.                                   3,934,216
                                                     162,500 Millea Holdings, Inc.                                      6,012,390
                                                     426,000 Mitsui Sumitomo Insurance Co., Ltd.                        5,346,690
                                                     495,000 Nipponkoa Insurance Co., Ltd.                              4,242,617
                                                                                                                  ---------------
                                                                                                                       19,535,913

                    Machinery - 0.5%                 178,400 Kubota Corp.                                               1,563,876
                                                     182,300 Tadano Ltd.                                                2,162,724
                                                                                                                  ---------------
                                                                                                                        3,726,600

                    Media - 0.2%                      92,700 Toho Co., Ltd.                                             1,809,318

                    Office Electronics - 0.3%         47,600 Canon, Inc.                                                2,556,925

                    Pharmaceuticals - 0.6%            71,900 Takeda Pharmaceutical Co., Ltd.                            4,716,455

                    Real Estate Management &          11,700 Joint Corp.                                                  444,807
                    Development - 0.1%

                    Road & Rail - 0.2%                   230 East Japan Railway Co.                                     1,791,752

                    Tobacco - 0.2%                       350 Japan Tobacco, Inc.                                        1,719,705

                    Trading Companies &              110,000 Mitsubishi Corp.                                           2,553,038
                    Distributors - 0.3%

                    Wireless Telecommunication         1,980 NTT DoCoMo, Inc.                                           3,662,933
                    Services - 0.5%                       45 Okinawa Cellular Telephone Co.                               142,057
                                                                                                                  ---------------
                                                                                                                        3,804,990

                                                             Total Common Stocks in Japan                              84,358,723


Singapore - 1.8%    Commercial Banks - 0.1%           78,000 Oversea-Chinese Banking Corp.                                462,710

                    Diversified                    1,694,000 Singapore Telecommunications Ltd.                          3,662,341
                    Telecommunication
                    Services - 0.5%

                    Health Care Providers &          525,000 Parkway Holdings Ltd.                                      1,135,023
                    Services - 0.1%

                    Industrial                       325,500 Fraser and Neave Ltd.                                      1,094,190
                    Conglomerates - 0.6%             277,000 Keppel Corp. Ltd.                                          3,469,004
                                                                                                                  ---------------
                                                                                                                        4,563,194

                    Real Estate Management &         746,000 CapitaLand Ltd.                                            3,933,691
                    Development - 0.5%

                                                             Total Common Stocks in Singapore                          13,756,959

South Korea - 2.0%  Chemicals - 0.2%                  72,200 SODIFF Advanced Materials Co. Ltd.                         1,438,935

                    Commercial Banks - 0.5%           37,400 Daegu Bank Ltd.                                              679,783
                                                      14,562 Hana Financial Group, Inc.                                   753,794
                                                      16,000 Kookmin Bank                                               1,435,374
                                                      48,800 Pusan Bank                                                   726,190
                                                                                                                  ---------------
                                                                                                                        3,595,141

                    Diversified Telecommunication    100,000 KT Corp. (b)                                               2,239,000
                    Services - 0.3%

                    Electronic Equipment &            49,437 Fine DNC Co., Ltd. (c)                                       253,806
                    Instruments - 0.1%                75,400 Interflex Co., Ltd. (c)                                      454,420
                                                                                                                  ---------------
                                                                                                                          708,226

                    Hotels, Restaurants &            111,847 Paradise Co. Ltd.                                            431,553
                    Leisure - 0.0%

                    Insurance - 0.4%                  27,600 Dongbu Insurance Co., Ltd.                                   783,291
                                                     105,619 Korean Reinsurance Co.                                     1,386,474
                                                     108,500 Meritz Fire & Marine Insurance Co. Ltd.                      876,488
                                                                                                                  ---------------
                                                                                                                        3,046,253

                    Metals & Mining - 0.1%             6,700 POSCO (b)                                                    696,465

                    Textiles, Apparel & Luxury         8,500 Cheil Industries, Inc.                                       341,066
                    Goods - 0.0%

                    Tobacco - 0.4%                    45,000 KT&G Corp.                                                 2,941,645

                    Wireless Telecommunication         2,300 SK Telecom Co., Ltd.                                         468,165
                    Services - 0.0%

                                                             Total Common Stocks in South Korea                        15,906,449


Taiwan - 0.9%       Commercial Banks - 0.1%        1,060,000 Chinatrust Financial Holding Co.                             828,025

                    Diversified                    1,377,000 Chunghwa Telecom Co. Ltd.                                  2,667,282
                    Telecommunication
                    Services - 0.3%

                    Electronic Equipment &           639,900 Delta Electronics, Inc.                                    2,069,059
                    Instruments - 0.3%

                    Insurance - 0.2%                 605,000 Cathay Financial Holding Co., Ltd.                         1,255,998

                                                             Total Common Stocks in Taiwan                              6,820,364


Thailand - 0.6%     Oil, Gas & Consumable            410,000 Banpu PCL                                                  2,365,610
                    Fuels - 0.5%                     109,600 PTT PCL                                                      651,151
                                                     800,000 Thai Oil PCL Foreign Shares                                1,336,761
                                                                                                                  ---------------
                                                                                                                        4,353,522

                    Transportation                   380,100 Airports of Thailand PCL                                     629,700
                    Infrastructure - 0.1%

                                                             Total Common Stocks in Thailand                            4,983,222

                                                             Total Common Stocks in the
                                                             Pacific Basin/Asia - 22.5%                               175,158,575

                                                             Total Common Stocks
                                                             (Cost - $587,506,236) - 85.0%                            660,645,819



                                                             Exchange-Traded Funds
North America

United                                                94,800 Consumer Staples Select Sector SPDR Fund (e)               2,517,888
States - 4.6%                                         95,500 Health Care Select Sector SPDR Fund                        3,216,440
                                                      41,600 iShares Dow Jones US Telecommunications Sector
                                                             Index Fund                                                 1,298,752
                                                       3,200 iShares Dow Jones US Utilities Sector Index Fund             310,752
                                                     152,400 iShares MSCI Brazil (Free) Index Fund (e)                  7,482,840
                                                     173,000 iShares MSCI South Korea Index Fund                        8,746,880
                                                       8,900 iShares Silver Trust (c)                                   1,188,150
                                                      12,300 Telecom HOLDRs Trust                                         461,988
                                                     140,500 Utilities Select Sector SPDR Fund (e)                      5,584,875
                                                       1,500 Vanguard Telecommunication Services ETF                      115,095
                                                   1,286,400 Vietnam Opportunity Fund Ltd. (c)                          4,425,216

                                                             Total Exchange-Traded Funds
                                                             (Cost - $31,491,369) - 4.6%                               35,348,876



                                                        Face
                                                      Amount Corporate Bonds
Pacific Basin/Asia

China - 0.2%        Automobiles - 0.0%       USD     400,000 Brilliance China Finance Ltd., 0% due 6/07/2011 (a)(j)       465,520

                    Chemicals - 0.1%         SGD     400,000 Bio-Treat Technology Ltd., 0% due 1/18/2013 (a)(j)           289,358

                    Food Products - 0.1%     HKD   6,300,000 Chaoda Modern Agriculture Holdings Ltd.,
                                                             0% due 5/08/2011 (a)(j)                                      944,375

                                                             Total Corporate Bonds in China                             1,699,253


India - 0.7%        Automobiles - 0.1%       USD     945,000 Tata Motors Ltd., 1% due 4/27/2011 (a)                     1,135,134

                    Thrifts & Mortgage             3,600,000 Housing Development Finance Corp., 0% due
                    Finance - 0.6%                           9/27/2010 (a)(j)                                           4,530,168

                                                             Total Corporate Bonds in India                             5,665,302


Malaysia - 0.4%     Food Products - 0.4%             500,000 IOI Capital BHD Series IOI, 0% due 12/18/2011 (a)(j)         562,500
                                                   1,000,000 IOI Investment BHD, 0% due 9/18/2009 (a)(j)                2,153,750

                                                             Total Corporate Bonds in Malaysia                          2,716,250

                                                             Total Corporate Bonds in the Pacific Basin/Asia           10,080,805


North America

United              Commercial Banks - 0.1%          800,000 Preferred Term Securities XXIV, Ltd., 0%
States - 0.1%                                                due 3/22/2037 (c)(k)                                         780,000
                                                     400,000 Preferred Term Securities XXV, Ltd., 0%
                                                             due 6/22/2037 (c)                                            397,000

                                                             Total Corporate Bonds in North America                     1,177,000

                                                             Total Corporate Bonds (Cost - $9,715,806) - 1.4%          11,257,805



                                                             Structured Notes (d)
Europe - 1.3%

                                                   5,060,000 Goldman Sachs & Co. (Dow Jones EURO STOXX
                                                             50 (R) Index Linked Notes), due 6/20/2008 (c)              5,158,351
                                                   5,060,000 JPMorgan Chase & Co. (Dow Jones EURO STOXX
                                                             50 (R) Index Linked Notes), due 6/17/2008 (c)              5,206,740

                                                             Total Structured Notes in Europe - 1.3%                   10,365,091


North America

United States - 1.2%                               2,450,000 UBS AG (Gold Linked Notes), due 4/28/2008 (c)              2,769,127
                                                   1,200,000 UBS AG (Gold Linked Notes), due 5/27/2008 (c)              1,278,587
                                                   1,250,000 UBS AG (Gold Linked Notes), due 6/18/2008 (c)              1,312,271
                                                   1,250,000 UBS AG (Gold Linked Notes), due 6/19/2008 (c)              1,314,975
                                                   1,170,000 UBS AG (Gold Linked Notes), due 7/09/2008 (c)              1,227,122
                                                   1,150,000 UBS AG (Gold Linked Notes), due 7/11/2008 (c)              1,257,921

                                                             Total Structured Notes in North America - 1.2%             9,160,003

                                                             Total Structured Notes (Cost - $18,590,000) - 2.5%        19,525,094



                                                  Beneficial
                                                    Interest Short-Term Securities
                                             USD  45,018,293 BlackRock Liquidity Series, LLC Cash Sweep
                                                             Series, 5.26% (g)(h)                                      45,018,293
                                                  38,962,950 BlackRock Liquidity Series, LLC Money Market
                                                             Series, 5.33% (f)(g)(h)                                   38,962,950

                                                             Total Short-Term Securities
                                                             (Cost - $83,981,243) - 10.8%                              83,981,243



                                                   Number of
                                                   Contracts Options Purchased
Call Options Purchased - 0.0%                             71 The Gap, Inc., expiring January 2008 at USD 22.5               2,130
                                                         640 Newmont Mining Corp., expiring June 2007
                                                             at USD 50                                                     16,000
                                                         645 Newmont Mining Corp., expiring January 2008
                                                             at USD 55                                                     58,050
                                                                                                                  ---------------
                                                                                                                           76,180

Put Options Purchased - 0.3%                             320 Black & Decker Corp., expiring August 2007
                                                             at USD 75                                                     72,000
                                                       1,930 iShares Russell 2000 Index Fund, expiring
                                                             September 2007 at USD 75                                     492,150
                                                       2,600 iShares Russell 2000 Index Fund, expiring
                                                             September 2007 at USD 78                                     884,000
                                                         633 JB Hunt Transport Services, Inc., expiring
                                                             August 2007 at USD 22.5                                       53,805
                                                         645 Leggett & Platt, Inc., expiring September 2007
                                                             at USD 22.5                                                   83,850
                                                         650 Masco Corp., expiring October 2007 at USD 25                  81,250
                                                         640 Royal Caribbean Cruises Ltd., expiring
                                                             September 2007 at USD 35                                      60,800
                                                         319 The Sherwin-Williams Co., expiring
                                                             September 2007 at USD 60                                      74,965
                                                         186 Whirlpool Corp., expiring September 2007 at USD 75            47,430
                                                         640 Williams-Sonoma, Inc., expiring August 2007
                                                             at USD 32.5                                                   89,600
                                                                                                                  ---------------
                                                                                                                        1,939,850

                                                             Total Options Purchased
                                                             (Premiums Paid - $2,275,675) - 0.3%                        2,016,030

                                                             Total Investments (Cost - $733,560,329) - 104.6%         812,774,867



                                                             Options Written
Call Options Written - (0.6%)                          4,200 3Com Corp., expiring January 2008 at USD 5                 (147,000)
                                                         410 Apple Computer, Inc., expiring January 2008
                                                             at USD 85                                                  (725,700)
                                                          78 Burlington Northern Santa Fe Corp., expiring
                                                             January 2008 at USD 90                                      (31,980)
                                                         197 Burlington Northern Santa Fe Corp., expiring
                                                             January 2008 at USD 95                                      (50,235)
                                                         200 Ciena Corp., expiring January 2008 at USD 30                (76,000)
                                                       1,739 Comverse Technology, Inc., expiring January 2008
                                                             at USD 17.5                                                (956,450)
                                                          20 Comverse Technology, Inc., expiring January 2008
                                                             at USD 20                                                    (7,600)
                                                         410 El Paso Corp., expiring January 2008 at USD 15              (47,150)
                                                         145 Foundation Coal Holdings, Inc., expiring
                                                             September 2007 at USD 30                                    (88,450)
                                                         132 Genesis Microchip, Inc., expiring June 2007
                                                             at USD 10                                                    (5,940)
                                                         450 Genesis Microchip, Inc., expiring September 2007
                                                             at USD 7.5                                                 (103,500)
                                                         235 Norfolk Southern Corp., expiring January 2008
                                                             at USD 50                                                  (150,400)
                                                         550 Nortel Networks Corp., expiring January 2008
                                                             at USD 22.5                                                (247,500)
                                                         200 Novell, Inc., expiring January 2008 at USD 7.5              (16,200)
                                                         222 Panera Bread Co. Class A, expiring January 2008
                                                             at USD 50                                                  (295,260)
                                                         378 Panera Bread Co. Class A, expiring January 2008
                                                             at USD 55                                                  (374,220)
                                                         249 Panera Bread Co. Class A, expiring January 2008
                                                             at USD 60                                                  (179,280)
                                                         290 Peabody Energy Corp., expiring January 2008
                                                             at USD 40                                                  (162,400)
                                                         656 QUALCOMM, Inc., expiring January 2008 at USD 40            (471,664)
                                                         150 Smith International, Inc., expiring January 2008
                                                             at USD 40                                                  (162,000)
                                                         175 Sprint Nextel Corp., expiring January 2008 at USD 20        (28,875)
                                                         163 Suncor Energy, Inc., expiring January 2008 at USD 75       (164,630)
                                                         650 TIBCO Software, Inc., expiring January 2008
                                                             at USD 10                                                   (42,250)

                                                             Total Options Written
                                                             (Premiums Received - $4,193,788) - (0.6%)                (4,534,684)

                                                             Total Investments, Net of Options Written
                                                             (Cost - $729,366,541*) - 104.0%                          808,240,183
                                                             Liabilities in Excess of Other Assets - (4.0%)          (30,948,784)
                                                                                                                  ---------------
                                                             Net Assets - 100.0%                                  $   777,291,399
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $         732,941,620
                                              =====================
    Gross unrealized appreciation             $          86,388,518
    Gross unrealized depreciation                      (11,089,955)
                                              ---------------------
    Net unrealized appreciation               $          75,298,563
                                              =====================

(a) Convertible security.

(b) Depositary receipts.

(c) Non-income producing security.

(d) Security represents an index linked note. Accordingly, value of the instrument is derived from the price fluctuations in the underlying index.

(e) Security, or a portion of security, is on loan.

(f) Security was purchased with the cash proceeds from securities loans.

(g) Represents the current yield as of March 31, 2007.

(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series                         $   45,018,293    $   129,233
    BlackRock Liquidity Series, LLC
    Money Market Series                       $   21,538,300    $     9,365


(i) All or a portion of security held as collateral in connection with open financial futures contracts.

(j) Represents a zero-coupon bond.

(k) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

  o Forward foreign exchange contracts as of March 31, 2007 were as follows:

    Foreign Currency                       Settlement             Unrealized
    Purchased                                 Date              Depreciation

    INR      64,085,514                    April 2007         $     (12,541)
    JPY   1,254,900,000                    April 2007               (56,271)
                                                              --------------
    Total Unrealized Depreciation on Forward
    Foreign Exchange Contracts - Net
    (USD Commitment - $12,219,427)                            $     (68,812)
                                                              ==============



    Foreign Currency                       Settlement             Unrealized
    Sold                                      Date              Depreciation

    INR      64,085,514                    April 2007         $     (28,652)
                                                              --------------
    Total Unrealized Depreciation on Forward
    Foreign Exchange Contracts - Net
    (USD Commitment - $1,441,582)                             $     (28,652)
                                                              ==============

  o Financial futures contracts as of March 31, 2007 were as follows:

                                                                                     Unrealized
    Number of                                          Expiration        Face       Appreciation
    Contracts      Issue               Exchange           Date          Value      (Depreciation)
    4           Dax 25 Index           Euronext        June 2007      $    877,495   $     53,455
    20     Hang Seng Index Future     Hong Kong        April 2007     $  2,514,787         29,271
    132    MSCI Singapore Future    Fourth Market      April 2007     $  6,909,071          (855)
    23         S&P 500 Index           Detroit         June 2007      $  8,317,608       (88,208)
    82      S&P 500 TSE 60 Index       Montreal        June 2007      $ 10,665,564         76,472
    46      S&P 200 Index Future        Sydney         June 2007      $  5,492,629        121,802
    6        TOPIX Index Future         Tokyo          June 2007      $  8,573,637        166,180
    144      Taiwan MSCI Index          Other          April 2007     $  4,493,208       (11,928)
                                                                                     ------------
    Total Unrealized Appreciation-Net                                                $    346,189
                                                                                     ============

  o Currency Abbreviations:
    HKD    Hong Kong Dollar
    INR    Indian Rupee
    JPY    Japanese Yen
    SGD    Singapore Dollar
    USD    U.S. Dollar

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.


Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Global Value Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Global Value Fund, Inc.


Date:  May 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Global Value Fund, Inc.


Date:  May 21, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Global Value Fund, Inc.


Date:  May 21, 2007